Note 12 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Thousands of Yen
	2016	2017	2018
Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥6,460,898	¥5,503,750	¥7,732,535
Foreign	(267,564)	(76,590)	107,588
Total	¥6,193,334	¥5,427,160	¥7,840,123
Income taxes ― current:
Domestic	¥1,929,139	¥2,307,523	¥2,986,077
Foreign	5,277	11,700	22,695
Total	¥1,934,416	¥2,319,223	¥3,008,772
Income taxes ― deferred:
Domestic	¥255,992	¥(95,638)	¥(301,900)
Foreign	(6,877)	1,295	(11,033)
Total	¥249,115	¥(94,343)	¥(312,933)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Thousands of Yen
	2017		2018
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available-for-sale securities	-	¥1,222,283	-	¥2,370,327
Capital leases	¥158,928	-	¥181,494	-
Accrued expenses	877,107	-	902,787	-
Retirement and pension cost	1,107,885	-	1,168,895	-
Allowance for doubtful accounts	68,530	-	69,004	-
Depreciation	299,956	-	458,099	-
Net loss on other investments	172,942	-	162,991	-
Net operating loss carryforwards	636,012	-	459,402	-
Transactions in transit*	-	98,308	-	60,451
Impairment loss on telephone rights	68,405	-	68,632	-
Accrued enterprise tax	139,050	-	189,460	-
Asset retirement obligation	201,441	-	218,675	-
Deferred revenue	363,765	-	302,654	-
Customer relationships	-	957,202	-	841,351
Tax deduction of goodwill	-	805,738	-	760,281
Trademark	-	4,725	-	-
Investments in equity method investees	-	324,528	-	420,121
Investments in funds	89,732	-	95,336	-
Asset retirement cost	-	148,261	-	149,833
Other	336,429	93,374	400,543	147,477
Total	4,520,182	3,654,419	4,677,972	4,749,841
Valuation allowance	(559,567)	-	(433,110)	-

Total	¥3,960,615	¥3,654,419	¥4,244,862	¥4,749,841

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Thousands of Yen
	2016	2017	2018
Amount computed by using normal Japanese statutory tax rate	¥2,074,767	¥1,720,410	¥2,485,319
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	93,262	88,633	98,905
Inhabitant tax—per capita	39,538	46,822	38,161
Change in valuation allowance	15,696	(68,126)	(21,173)
Tax effects on investments in equity method investees	48,368	34,549	40,218
Enterprise tax—not based on income	146,883	268,545	257,203
Tax rate change	23,183	7,954	(26,485)
Tax credit	(269,145)	5,000	(164,525)
Other—net	10,979	121,093	(11,784)
Income tax expense as reported	¥2,183,531	¥2,224,880	¥2,695,839